PAINEWEBBER SMALL CAP FUND                                    SEMIANNUAL REPORT


                                                     March 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Small Cap Fund (the "Fund") for the six-month period ended January 31, 2000.

PAINEWEBBER
SMALL CAP FUND

INVESTMENT OBJECTIVE:
Long-term capital
appreciation through
small-cap investing

PORTFOLIO MANAGER:
Donald R. Jones,
Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
February 1, 1993

DIVIDEND PAYMENTS:
Annually


MARKET REVIEW
================================================================================

[GRAPHIC OMITTED]   All of the major equity markets gained during the six-month period, but none more than the NASDAQ Composite, which, propelled by technology stocks, jumped 49.34%. By comparison, the Dow Jones Industrial Average (the "Dow") and Standard and Poor's 500 Index (S&P 500) gained 3.50% and 5.58%, respectively. A relatively small number of stocks led the markets throughout the period. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong.

During the six months ended January 31, 2000, small-cap stocks as measured by the S&P 600 Index gained 4.62%, trailing large-cap stocks as measured by the S&P
500. As measured by the Russell 2000 Index, however, small caps posted a return of 12.25%, outperforming the S&P 500 for the period.

OUTLOOK

The big picture for the stock market looks positive: estimates of corporate profit growth for 2000 are rising, productivity remains strong and inflation appears to be under control. The overall market's current valuation seems high to us, but we think the market is capable of achieving returns commensurate with the growth of corporate profits.

The technology sector is likely to remain the market leader as overseas demand for U.S. technology products continues to expand. The expanding global economy could benefit U.S. cyclical and capital goods companies that derive significant portions of their revenues from exports. If this happens, we believe that stock market gains could broaden to include other companies besides the largest 50 stocks of the S&P 500.

SEMIANNUAL REPORT

PORTFOLIO REVIEW
================================================================================


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/00

                                  6 Months     1 Year      5 Years      Inception(0)
-------------------------------------------------------------------------------------
Before Deducting       Class A*    3.65%        3.93%       10.51%         8.39%
Maximum Sales Charge   Class B**   3.19%        2.99%        9.79%         7.66%
                       Class C+    3.19%        3.09%        9.65%         7.56%
                       Class Y++   3.70%        4.08%         N/A         10.11%
-------------------------------------------------------------------------------------
After Deducting        Class A*   -1.04%       -0.79%        9.50%         7.68%
Maximum Sales Charge   Class B**  -1.81%       -2.01%        9.51%         7.66%
                       Class C+    2.19%        2.09%        9.65%         7.56%
-------------------------------------------------------------------------------------
S&P 600 Index                      4.62%       10.31%       16.64%        12.95%
Russell 2000 Index                12.25%       17.74%       16.61%        13.35%
Lipper Small Cap
  Value Median                    -4.74%        1.61%       12.44%        10.07%
-------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for periods less than one year are not annualized.

(0) Inception: since commencement of issuance on February 1, 1993 for Class A, Class B and Class C shares and on July 26, 1996 for Class Y shares. Index inception returns are shown as of the oldest share class.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PORTFOLIO HIGHLIGHTS


[GRAPHIC OMITTED]    For the six-month period ended January 31, 2000, the Fund
outperformed the Lipper Small Cap Value Median, yet lagged the broader small-cap indices such as the S&P 600 and the Russell 2000. The greater representation of growth stock in the indices accounted for most of the performance disparity between the indices and the Fund. The Fund's value-oriented investment style detracted from performance during the period, as investors showed a preference for growth companies.

PAINEWEBBER SMALL CAP FUND                                     SEMIANNUAL REPORT


TOP FIVE SECTORS*                1/31/00                                       7/31/99
---------------------------------------------------------------------------------------
Consumer Cyclical                 28.3%     Consumer Cyclical                   31.7%
Technology                        27.8      Technology                          31.1
Healthcare                        11.5      Healthcare                           8.6
Financial Services                 9.6      Financial Services                   8.1
Capital Goods                      7.0      Capital Goods                        6.7
---------------------------------------------------------------------------------------
Total                             84.2      Total                               86.2

During the period we reduced the Fund's weighting in technology due to valuation concerns. At period-end, the Fund's 27.8% technology position represented a significant underweight versus the nearly 40% weighting of the S&P 600 Small Cap Index. Despite its underweighting the Fund benefited from selected technology stocks such as Alpha Industries (sold in January) and Caere Corp. (CAER) (0.1%), which received a takeover bid. Healthcare stocks such as Counsel Corporation
(CXSN) (1.8%) also contributed to performance.


TOP TEN STOCKS*                  1/31/00                                       7/31/99
---------------------------------------------------------------------------------------
Metris Co., Inc.                   3.5%     First Cash Financial Services, Inc.  4.0%
Orbotech Ltd.                      3.3      Quadramed Corp.                      3.5
Quadramed Corp.                    3.1      Wackenhut Corp., Class B             3.4
Stericycle, Inc.                   2.9      Piercing Pagoda, Inc.                3.0
Tecnomatix Technologies Ltd.       2.9      Sun Guard Data Systems               2.9
First Cash Financial Services, Inc.2.9      J. Jill Group, Inc.                  2.7
Piercing Pagoda, Inc.              2.9      DSP Group, Inc.                      2.5
Maximus, Inc.                      2.6      Cornell Corrections, Inc.            2.3
Calpine Corp.                      2.4      Fresh America Corp.                  2.2
Pomeroy Computer Resources, Inc.   2.2      Orbotech Ltd.                        2.1
---------------------------------------------------------------------------------------
Total                             28.7      Total                               28.6

We sold two positive contributors, DII Group and DSP Group, and reduced our position in Orbotech (ORBK) (3.3%) another stock that helped performance during the period. Our sell discipline led us to sell Watsco (WSO) and Transworld Entertainment (TWMC) because of disappointing earnings announcements, and Hughes Supply (HUG) because of earnings deceleration.

----------
* Weightings represent percentages of portfolio assets as of January 31, 2000, unless indicated otherwise. The portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

PORTFOLIO CHARACTERISTICS VS. S&P 600 INDEX*             FUND            INDEX
--------------------------------------------------------------------------------
Approximate No. of Securities                             84              600
Average Market Cap. ($mm)                                 649             602
Price/Earnings Ratio (next fiscal year EPS)              13.7x           15.7x
Price/Book Ratio                                         3.3x            3.2x
Dividend Yield                                           0.2%            1.0%
Long-Term Projected EPS Growth1                          21.1%           18.2%
Beta (5-year average, relative to S&P 600)2              0.96            1.00
Net Assets ($mm)                                         $71.2            N/A
Equities                                                 94.9%           100%
Cash and Cash Equivalents                                5.1%             N/A
--------------------------------------------------------------------------------

* As of January 31, 2000. The Portfolio is actively managed and its composition will vary over time.

1 Sources: I/B/E/S and Mitchell Hutchins. I/B/E/S determines the mean values of brokerage analysts' earnings-per-share estimates and projected three- to five-year earnings-per-share growth rates. The investment advisor calculates the Fund's projected earnings per share growth by taking the simple average of the I/B/E/S means for the Fund's holdings.

2 Source: Lipper Analytical Services, Inc. Beta is a measure of risk commonly used to compare the return volatility of mutual funds or stocks to the market. A beta of 0.7 means the fund's total return is likely to move up or down 70% of the market change; a beta of 1.3 means the total return is likely to move up or down 130% of the market change.

GOING FORWARD

Recently we have emphasized adding to the Fund's positions in basic materials (5.5%), capital goods (7.0%), energy (3.8%), and to a lesser extent, financial services (9.6%). We believe these sectors generally contain better values, with P/E ratios under 10 in some cases. The Fund is currently overweighted in the consumer cyclical sector (28.3%), where we emphasize selected retailing, homebuilding and business service stocks. Positive trends in employment and wages are likely to promote consumer spending over the near term, which should benefit these companies.

The outlook for small caps has improved in recent months, as economies around the world have become more stable and healthy. This may broaden investor interest beyond the perceived safety and liquidity of larger growth stocks toward smaller capitalization and value-oriented stocks. Furthermore, insider buying, corporate share repurchases and merger and acquisition activity have continued in the small cap market and may be the catalysts needed for small caps to realize their potential value.

We continue to believe that attractively valued stocks exist at both the upper and lower ends of our capitalization range. We intend to pursue our strategy of guiding the Fund so that average market cap does not deviate too far from the S&P 600's average market cap ($602 million at period-end).

PAINEWEBBER SMALL CAP FUND                                     SEMIANNUAL REPORT


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Small Cap Fund or another fund in the PaineWebber Family of Funds,3 please contact your Financial Advisor.

Sincerely,

/s/ MARGO ALEXANDER                         /s/ MARK A. TINCHER
---------------------------------------     ----------------------------------------
MARGO ALEXANDER                             MARK A. TINCHER
Chairman and Chief Executive Officer        Managing Director and Chief
Mitchell Hutchins Asset Management Inc.     Investment Officer-- Equity Investments,
                                            Mitchell Hutchins Asset Management Inc.



/s/ BRIAN M. STORMS                         /s/ DONALD R. JONES
---------------------------------------     ----------------------------------------
BRIAN M. STORMS                             DONALD R. JONES
President and Chief Operating Officer       Portfolio Manager
Mitchell Hutchins Asset Management Inc.     PaineWebber Small Cap Fund
                                            Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended January 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

3 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS (unaudited)


                                           NET ASSET VALUE                              TOTAL RETURN1
                            --------------------------------------------     -----------------------------------
                                                                                12 MONTHS           6 MONTHS
                              01/31/00        07/31/99         01/31/99       ENDED 01/31/00      ENDED 01/31/00
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $11.37          $10.97           $10.94            3.93%                3.65%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                  10.69           10.36            10.38            2.99                 3.19
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                  10.69           10.36            10.37            3.09                 3.19
----------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              -----------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.62           $0.0168         $0.1281                7.68%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.62            9.97            0.5208            --                 (1.20)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.97           10.81            0.8306            --                 16.81
----------------------------------------------------------------------------------------------------------------------------
1996                            10.81           11.40            1.1566            --                 17.45
----------------------------------------------------------------------------------------------------------------------------
1997                            11.40           13.31            1.1735            --                 27.38
----------------------------------------------------------------------------------------------------------------------------
1998                            13.31           11.21            1.1141            --                 (6.75)
----------------------------------------------------------------------------------------------------------------------------
1999                            11.21           11.46             --               --                  2.23
----------------------------------------------------------------------------------------------------------------------------
01/01/2000-1/31/00              11.46           11.37             --               --                 (0.79)
----------------------------------------------------------------------------------------------------------------------------
                                           Totals:              $4.8124         $0.1281
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 01/31/00:   75.84%
----------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                              -----------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0631                6.91%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88           0.5208             --                 (1.96)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.62           0.8306             --                 15.90
----------------------------------------------------------------------------------------------------------------------------
1996                            10.62           11.08           1.1566             --                 16.50
----------------------------------------------------------------------------------------------------------------------------
1997                            11.08           12.80           1.1735             --                 26.45
----------------------------------------------------------------------------------------------------------------------------
1998                            12.80           10.64           1.1141             --                 (7.49)
----------------------------------------------------------------------------------------------------------------------------
1999                            10.64           10.78             --               --                  1.32
----------------------------------------------------------------------------------------------------------------------------
01/01/00-01/31/00               10.78           10.69             --               --                 (0.83)
----------------------------------------------------------------------------------------------------------------------------
                                                        Totals: $4.8124         $0.0631
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 01/31/00:   67.71%
----------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                              -----------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0682                6.97%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88            0.5208            --                 (1.96)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.61            0.8306            --                 15.84
----------------------------------------------------------------------------------------------------------------------------
1996                            10.61           11.07            1.1566            --                 16.52
----------------------------------------------------------------------------------------------------------------------------
1997                            11.07           12.79            1.1735            --                 26.47
----------------------------------------------------------------------------------------------------------------------------
1998                            12.79           10.63            1.1141            --                 (7.49)
----------------------------------------------------------------------------------------------------------------------------
1999                            10.63           10.78             --               --                  1.41
----------------------------------------------------------------------------------------------------------------------------
01/01/00-01/31/00               10.78           10.69             --               --                 (0.83)
----------------------------------------------------------------------------------------------------------------------------
                                                        Totals: $4.8124         $0.0682
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 01/31/00:   66.55%
----------------------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended January 31, 2000 and since inception, July 26, 1996 through January 31, 2000, Class Y shares had a total return of 3.70% and 40.38%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 2000 (unaudited)





  NUMBER OF
   SHARES                                                               VALUE
  --------                                                            ----------

COMMON STOCKS--94.84%

AGRICULTURE, FOOD & BEVERAGE--2.41%
     9,500      Canandaigua Wine Inc. ..........................      $  492,813
   532,000      Creative Bakeries, Inc.* .......................         249,375
    42,200      Performance Food Group Co.* ....................         973,238
                                                                      ----------
                                                                       1,715,425
                                                                      ----------
APPAREL, RETAIL--4.79%
    47,700      Childrens Place Retail Stores, Inc. (1) ........         691,650
   196,000      Florsheim Group, Inc.* .........................         477,750
    11,850      Pacific Sunwear of California, Inc.* ...........         348,094
    33,472      REX Stores Corp.* ..............................         514,632
    77,193      Wilsons The Leather Experts Inc. ...............       1,375,000
                                                                      ----------
                                                                       3,407,126
                                                                      ----------
BANKS--0.60%
    17,200      Cullen Frost Bankers Inc. ......................         427,850
                                                                      ----------
CHEMICALS--1.83%
    50,700      Spartech Corp. .................................       1,299,187
                                                                      ----------
COMPUTER HARDWARE--0.95%
    11,250      Kronos, Inc.* ..................................         675,000
                                                                      ----------
COMPUTER SOFTWARE--7.09%
    37,000      AVT Corp.* .....................................         827,875
   238,817      Quadramed Corp.* (1) ...........................       2,164,279
       400      Skillsoft Corp. ................................           5,600
    54,926      Tecnomatix Technologies Ltd.* (1) ..............       2,045,994
                                                                      ----------
                                                                       5,043,748
                                                                      ----------
CONSTRUCTION--3.21%
    34,950      Elcor Corp. ....................................       1,173,010
    12,000      M/I Schottenstein Homes, Inc. ..................         156,000
   137,775      Nobility Homes Inc.* ...........................         774,984
     4,000      NVR Inc.* ......................................         181,000
                                                                      ----------
                                                                       2,284,994
                                                                      ----------
CONSUMER DURABLES--0.28%
    11,600      Furniture Brands International Inc.* ...........         197,896
                                                                      ----------
DIVERSIFIED RETAIL--1.03%
    40,000      Shopko Stores, Inc.* ...........................         732,500
                                                                      ----------
DRUGS & MEDICINE--3.99%
    11,400      Alpharma, Inc.* (1) ............................         387,600
    29,300      Amerisource Health Corp., Class A* .............         531,062
    28,800      Bio Technology General Corp.* (1) ..............         396,000
    16,100      Cephalon Inc. ..................................         571,550
    46,671      Noven Pharmaceuticals Inc. .....................         752,570
     7,500      PolyMedica Corp.* ..............................         201,094
                                                                      ----------
                                                                       2,839,876
                                                                      ----------
ELECTRIC UTILITIES--2.38%
    23,200      Calpine Corp. (1) ..............................      $1,696,500
                                                                      ----------
ELECTRICAL EQUIPMENT--7.18%
     8,400      CTS Corp. ......................................         589,575
    30,200      Orbotech Ltd.* .................................       2,295,200
    10,000      Pinnacle Systems, Inc.* ........................         487,500
     9,600      Plantronics, Inc.* .............................         687,600
    33,000      Thermo Ecotek Corp.* ...........................         235,125
    16,600      Xircom, Inc.* ..................................         818,587
                                                                      ----------
                                                                       5,113,587
                                                                      ----------
ENTERTAINMENT--0.61%
    41,800      Funco, Inc.* ...................................         431,063
                                                                      ----------
ENVIRONMENTAL SERVICES--3.05%
   126,750      Stericycle, Inc.* ..............................       2,051,766
    60,200      Thermatrix, Inc.* ..............................         120,400
                                                                      ----------
                                                                       2,172,166
                                                                      ----------
FINANCIAL SERVICES--6.89%
    24,000      Americredit Corp.* .............................         393,000
   279,200      First Cash Financial Services, Inc.* ...........       2,041,650
    67,500      Metris Co., Inc. ...............................       2,472,187
                                                                      ----------
                                                                       4,906,837
                                                                      ----------
FOREST PRODUCTS, PAPER--1.93%
    49,300      Greif Brothers Corp., Class A ..................       1,377,319
                                                                      ----------
GAS UTILITY--0.36%
     7,400      Equitable Resources Inc. .......................         255,300
                                                                      ----------
INDUSTRIAL PARTS--0.77%
    79,700      Powell Industries, Inc.* .......................         547,938
                                                                      ----------
INDUSTRIAL SERVICES & SUPPLIES--6.13%
    82,400      AHL Services, Inc.* (1) ........................       1,308,100
   147,100      Cornell Corrections, Inc.* .....................       1,498,581
    31,700      Correctional Services Corp.* ...................         159,491
   144,882      Wackenhut Corp., Class B .......................       1,394,489
                                                                      ----------
                                                                       4,360,661
                                                                      ----------
INFORMATION & COMPUTER SERVICES--10.58%
    52,500      4Front Technologies, Inc.* (1) .................         931,875
     6,529      Caere Corp.* ...................................          57,129
    40,200      Health Management Systems, Inc.* ...............         251,250
    49,700      Maximus, Inc.* .................................       1,842,006
    97,263      Pomeroy Computer Resources, Inc* ...............       1,580,524
   123,978      Right Management Consultants, Inc.* ............       1,549,725
    45,061      Sun Guard Data Systems* ........................       1,318,034
                                                                      ----------
                                                                       7,530,543
                                                                      ----------

PAINEWEBBER SMALL CAP FUND


COMMON STOCKS--(CONCLUDED)

LEISURE--1.65%
     15,000     Activision, Inc.* ..............................     $   234,375
     32,200     Meade Instruments Corp.* .......................         939,837
                                                                     -----------
                                                                       1,174,212
                                                                     -----------
MEDICAL PRODUCTS--3.85%
     59,000     American Science & Engineering, Inc.* ..........         405,625
     35,200     Biomatrix, Inc.* (1) ...........................         781,000
     45,100     Pharmaceutical Product
                Development, Inc.* .............................         575,025
        200     Sequenom Inc. ..................................           5,200
     59,000     Theragenics Corp.* .............................         601,062
     25,000     Young Innovations, Inc.* .......................         375,000
                                                                     -----------
                                                                       2,742,912
                                                                     -----------
MEDICAL PROVIDERS--3.55%
    238,700     Counsel Corp.* .................................       1,297,931
     63,200     Hooper Holmes, Inc. ............................       1,228,450
                                                                     -----------
                                                                       2,526,381
                                                                     -----------
MINING & METALS--1.62%
      8,200     Ball Corp. .....................................         298,275
     23,400     Texas Industries, Inc.* ........................         855,563
                                                                     -----------
                                                                       1,153,838
                                                                     -----------
MOTOR VEHICLES--1.12%
     17,300     Borg Warner Automotive, Inc. ...................         581,713
     40,000     Keystone Automotive Industries, Inc.* ..........         215,000
                                                                     -----------
                                                                         796,713
                                                                     -----------
OIL REFINING--1.85%
    223,800     Kaneb Services, Inc.* ..........................       1,007,100
     28,000     Tesoro Petroleum Corp.* ........................         308,000
                                                                     -----------
                                                                       1,315,100
                                                                     -----------
OIL SERVICES--1.85%
     79,300     Patterson Energy Inc. ..........................       1,318,362
                                                                     -----------
OTHER INSURANCE--1.36%
     24,000     Radian Group, Inc. .............................     $   967,500
                                                                     -----------
RESTAURANTS--1.46%
     26,000     Applebees International, Inc. ..................         651,625
     19,000     Jack In The Box Inc. ...........................         390,688
                                                                     -----------
                                                                       1,042,313
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--0.57%
     21,400     Raymond James Financial, Inc. ..................         406,600
                                                                     -----------
SPECIALTY RETAIL--8.31%
      3,767     Central Garden & Pet Co.* ......................          38,611
    122,700     Intertan, Inc.* ................................       1,388,044
     20,000     Movado Group, Inc. .............................         380,000
    113,500     Musicland Stores, Inc.* (1) ....................         716,469
     12,000     PC Connection, Inc. ............................         354,000
    157,800     Piercing Pagoda, Inc.* .........................       2,031,675
     36,150     Whitehall Jewellers, Inc.* .....................         881,156
      3,600     Zale Corp.* ....................................         128,700
                                                                     -----------
                                                                       5,918,655
                                                                     -----------
WIRELESS TELECOMMUNICATIONS--1.59%
     30,600     Viatel Inc. ....................................       1,130,288
                                                                     -----------
                Total Common Stocks (cost-- $67,701,836) .......      67,508,390
                                                                     -----------

 NUMBER OF
 WARRANTS
-----------

WARRANTS--0.02%

AGRICULTURE, FOOD & BEVERAGE--0.02%
    350,000     Creative Bakeries, Inc.*+,
                strike price of $3.00
                expiring December 31, 2000
                (cost-- $171,500) ..............................          17,500
                                                                     -----------

PAINEWEBBER SMALL CAP FUND


  PRINCIPAL
   AMOUNT
    (000)                                                                MATURITY DATE          INTEREST RATE          VALUE
  --------                                                               -------------          -------------          ------
REPURCHASE AGREEMENT--3.83%

  $ 2,725   Repurchase Agreement dated 01/31/00 with Zions Bancorp,
              collateralized by $2,765,000 U.S. Treasury Notes, 5.50%
              due 8/31/01 (value-$2,784,217); proceeds: $2,725,430
              (cost--$2,725,000) ................................         02/01/00                  5.680%         $ 2,725,000
                                                                                                                   -----------

Total Investments (cost--$70,598,336)--98.69% ................................................................      70,250,890
Other assets in excess of liabilities--1.31% .................................................................         929,869
                                                                                                                   -----------
Net Assets--100.00% ..........................................................................................     $71,180,759
                                                                                                                   ===========

----------
*    Non-Income producing security.
(1)  Security, or a portion thereof, was on loan at January 31, 2000
+ Illiquid security representing 0.02% of net assets. This security is fair valued as determined in good faith by a management committee under the direction of the Fund's board of trustees.


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES                 JANUARY 31, 2000 (unaudited)

ASSETS
Investments, at value (cost--$70,598,336) .....................................................   $ 70,250,890
Investments of cash collateral for securities loaned, at value (cost--$7,770,400) .............      7,770,400
Cash ..........................................................................................            447
Receivable for investments sold ...............................................................      3,376,864
Dividends and interest receivable .............................................................         36,592
Receivable for shares of beneficial interest sold .............................................         45,980
Other assets ..................................................................................         18,567
                                                                                                  ------------
Total assets ..................................................................................     81,499,740
                                                                                                  ------------

LIABILITIES
Cash collateral for securities loaned .........................................................      7,770,400
Payable for investments purchased .............................................................      2,162,069
Payable for shares of beneficial interest repurchased .........................................        152,531
Payable to affiliates .........................................................................         99,521
Accrued expenses and other liabilities ........................................................        134,460
                                                                                                  ------------
Total liabilities .............................................................................     10,318,981
                                                                                                  ------------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) ......     77,663,373
Accumulated net investment loss ...............................................................       (636,792)
Accumulated net realized losses from investments ..............................................     (5,498,376)
Net unrealized depreciation of investments ....................................................       (347,446)
                                                                                                  ------------
Net assets ....................................................................................   $ 71,180,759
                                                                                                  ============

CLASS A:
Net assets ....................................................................................   $ 41,518,621
                                                                                                  ------------
Shares outstanding ............................................................................      3,651,593
                                                                                                  ------------
Net asset value and redemption value per share ................................................   $      11.37
                                                                                                  ============
Maximum offering price per share (net asset value plus sales charge of
  4.50% of offering price).....................................................................   $      11.91
                                                                                                  ============

CLASS B:
Net assets ....................................................................................   $ 12,719,675
                                                                                                  ------------
Shares outstanding ............................................................................      1,190,374
                                                                                                  ------------
Net asset value and offering price per share ..................................................   $      10.69
                                                                                                  ============

CLASS C:
Net assets ....................................................................................   $ 14,281,494
                                                                                                  ------------
Shares outstanding ............................................................................      1,336,536
                                                                                                  ------------
Net asset value and offering price per share ..................................................   $      10.69
                                                                                                  ============

CLASS Y:
Net assets ....................................................................................   $  2,660,969
                                                                                                  ------------
Shares outstanding ............................................................................        231,695
                                                                                                  ------------
Net asset value, offering price and redemption value per share ................................   $      11.48
                                                                                                  ============


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF OPERATIONS

                                                                      FOR THE SIX
                                                                       MONTHS ENDED
                                                                     JANUARY 31, 2000
                                                                       (UNAUDITED)
                                                                     ----------------
INVESTMENT INCOME:
Dividends ..........................................................   $    25,797
Interest ...........................................................        56,820
                                                                       -----------
                                                                            82,617
                                                                       -----------
EXPENSES:
Investment advisory and administration fees ........................       380,330
Service fees--Class A ..............................................        52,525
Service and distribution fees--Class B .............................        71,316
Service and distribution fees--Class C .............................        77,526
Transfer agency and service fees ...................................        62,299
Custody and accounting .............................................        23,941
Legal and audit ....................................................        22,664
Reports and notices to shareholders ................................        22,297
Trustees' fees and expenses ........................................         6,750
Other expenses .....................................................         1,137
                                                                       -----------
                                                                           720,785

Less: Fee waivers from adviser .....................................        (1,376)
                                                                       -----------
Net expenses .......................................................       719,409
                                                                       -----------
Net investment loss ................................................      (636,792)
                                                                       -----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gain from investment transactions .....................     4,232,575
Net change in unrealized appreciation/depreciation of investments ..    (2,121,394)
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENT TRANSACTIONS ......     2,111,181
                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 1,474,389
                                                                       ===========


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX
                                                                      MONTHS ENDED       FOR THE
                                                                    JANUARY 31, 2000   YEAR ENDED
                                                                       (UNAUDITED)    JULY 31, 1999
                                                                    ----------------  -------------
FROM OPERATIONS:
Net investment loss .............................................   $    (636,792)   $  (1,243,383)
Net realized gain/loss from investment transactions .............       4,232,575       (9,769,687)
Net change in unrealized appreciation/depreciation
  of investments.................................................      (2,121,394)      (4,659,990)
                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from operations..       1,474,389      (15,673,060)
                                                                    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment transactions--Class A .........            --         (3,700,009)
Net realized gain from investment transactions--Class B .........            --         (4,415,748)
Net realized gain from investment transactions--Class C .........            --         (2,637,230)
Net realized gain from investment transactions--Class Y .........            --           (637,228)
                                                                    -------------    -------------
Total distributions to shareholders .............................            --        (11,390,215)
                                                                    -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ............................       7,263,218       25,989,556
Cost of shares repurchased ......................................     (26,554,707)     (62,296,548)
Proceeds from dividends reinvested ..............................            --         10,797,893
                                                                    -------------    -------------
Net decrease in net assets from beneficial interest
  transactions...................................................     (19,291,489)     (25,509,099)
                                                                    -------------    -------------
Net decrease in net assets ......................................     (17,817,100)     (52,572,374)

NET ASSETS:
Beginning of period .............................................      88,997,859      141,570,233
                                                                    -------------    -------------
End of period ...................................................   $  71,180,759    $  88,997,859
                                                                    =============    =============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

   The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At January 31, 2000, the Fund owed Mitchell Hutchins $61,700 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended January 31, 2000, Mitchell Hutchins waived $1,376.

   For the six months ended January 31, 2000, the Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At January 31, 2000, the Fund owed Mitchell Hutchins $32,522 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended January 31, 2000, it received $42,203 in sales charges.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SERVICING AGREEMENT

   The board has approved a Servicing Agreement with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Fund to reimburse each Portfolio for certain expenses to the extent the Fund realizes savings from each Portfolio. The estimated savings to the Fund result from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the six months ended January 31, 2000, the Fund incurred $3,762 under the Servicing Agreement which is included in other expenses on the Statement of Operations. At January 31, 2000, the Fund owed the Portfolios $3,106 under the Servicing Agreement.

SECURITY LENDING

   The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended January 31, 2000, the Fund earned $17,931 for lending its securities and PaineWebber earned $6,547 as the Fund's lending agent. At January 31, 2000, the Fund owed PaineWebber $2,193 in security lending fees.

   At January 31, 2000, the Fund's custodian held cash having an aggregate value of $7,770,400 as collateral for portfolio securities loaned having a market value of $7,294,600 which was invested in the following money market funds:


            NUMBER OF
             SHARES                                                                    VALUE
            ---------                                                               ------------
            2,581,725    Liquid Assets Portfolio ..............................     $2,581,725
            3,904,812    MH Money Market Fund LLC..............................      3,904,812
            1,283,863    Prime Portfolio.......................................      1,283,863
                                                                                    ----------
Total Investments of Cash Collateral for Securities Loaned (cost--$7,770,400)       $7,770,400
                                                                                    ==========

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended January 31, 2000, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

   PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended January 31, 2000, PaineWebber received approximately 43% of the total fees collected by PFPC, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at January 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

At January 31, 2000, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess
  of value over cost)...............................................   $ 12,157,342
Gross depreciation (investments having an excess
  of cost over value)...............................................    (12,504,788)
                                                                       ------------
Net unrealized depreciation of investments .........................   $   (347,446)
                                                                       ============

   For the six months ended January 31, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $32,944,444 and $55,538,681, respectively.

FEDERAL INCOME TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At July 31, 1999, Small Cap Fund had a net capital loss carryforward of $392,122 which will expire by July 31, 2007. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

   In accordance with U.S. Treasury regulations, the Fund has elected to defer $9,177,062 of net realized capital losses arising after October 31, 1998. Such losses are treated for tax purposes as arising on August 1, 1999.

SHARES OF BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                      CLASS A                        CLASS B
                                             ------------------------        -----------------------
SIX MONTHS ENDED
JANUARY 31, 2000:                             SHARES         AMOUNT           SHARES        AMOUNT
                                             --------      ----------        --------      ---------
Shares sold ...........................        176,406    $  1,857,158          82,395    $    819,291
Shares repurchased ....................     (1,010,076)    (10,551,017)       (418,890)     (4,163,224)
Shares converted from
  Class B to Class A ..................        230,976       2,406,668        (244,996)     (2,406,668)
Dividends reinvested ..................             --              --              --              --
                                          ------------    ------------    ------------    ------------
Net decrease ..........................       (602,694)   $ (6,287,191)       (581,491)   $ (5,750,601)
                                          ============    ============    ============    ============

                                                      CLASS C                        CLASS Y
                                             ------------------------        -----------------------
SIX MONTHS ENDED
JANUARY 31, 2000:                             SHARES         AMOUNT           SHARES        AMOUNT
                                             --------      ----------        --------      ---------
Shares sold ...........................        357,393    $  3,540,053          99,631    $  1,046,716
Shares repurchased ....................       (847,264)     (8,407,457)       (323,657)     (3,433,009)
Shares converted from
  Class B to Class A ..................             --              --              --              --
Dividends reinvested ..................             --              --              --              --
                                          ------------    ------------    ------------    ------------
Net decrease ..........................       (489,871)   $ (4,867,404)       (224,026)   $ (2,386,293)
                                          ============    ============    ============    ============

                                                      CLASS A                        CLASS B
                                             ------------------------        -----------------------
YEAR ENDED
JULY 31, 1999:                                SHARES         AMOUNT           SHARES        AMOUNT
                                             --------      ----------        --------      ---------
Shares sold ...........................        464,017    $  4,930,773         444,517    $  4,538,969
Shares repurchased ....................     (1,944,337)    (20,168,102)     (1,440,167)    (14,391,448)
Shares converted from
  Class B to Class A ..................      1,825,991      19,603,262      (1,924,449)    (19,603,262)
Dividends reinvested ..................        342,408       3,557,623         416,167       4,107,567
                                          ------------    ------------    ------------    ------------
Net increase (decrease) ...............        688,079    $  7,923,556      (2,503,932)   $(25,348,174)
                                          ============    ============    ============    ============



                                                      CLASS C                        CLASS Y
                                             ------------------------        -----------------------
YEAR ENDED
JULY 31, 1999:                                SHARES         AMOUNT           SHARES        AMOUNT
                                             --------      ----------        --------      ---------
Shares sold ...........................       1,209,782   $ 12,273,496         404,894    $  4,246,318
Shares repurchased ....................      (2,158,699)   (21,775,911)       (543,473)     (5,961,087)
Shares converted from
  Class B to Class A ..................              --             --              --              --
Dividends reinvested ..................         254,305      2,504,908          60,019         627,795
                                          -------------   ------------    ------------    ------------
Net increase (decrease) ...............        (694,612)  $ (6,997,507)        (78,560)   $ (1,086,974)
                                          =============   ============    ============    ============

16

                      [This Page Intentionally Left Blank]

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   CLASS A
                                             -------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                             JANUARY 31,                         FOR THE YEARS ENDED JULY 31,
                                                2000         ---------------------------------------------------------------------
                                             (UNAUDITED)        1999           1998           1997          1996#          1995
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, beginning of period .....   $    10.97      $    13.34     $    13.42     $    10.22     $    11.30    $    10.27
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net investment income (loss) .............       (0.07)@          (0.08)         (0.13)         (0.14)          0.00@         0.05
Net realized and unrealized gains (losses)
  from investments .......................         0.47@          (1.18)          1.22           3.75           0.50@         1.50
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net increase (decrease) from
  investment operations ..................         0.40           (1.26)          1.09           3.61           0.50          1.55
                                             ----------      ----------     ----------     ----------     ----------    ----------
Distributions from net realized gains
  from investments .......................           --           (1.11)         (1.17)         (0.41)         (1.58)        (0.52)
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, end of period ...........   $    11.37      $    10.97     $    13.34     $    13.42     $    10.22    $    11.30
                                             ==========      ==========     ==========     ==========     ==========    ==========
Total investment return(1) ...............         3.65%          (8.95)%         8.45%         36.11%          4.69%        15.80%
                                             ==========      ==========     ==========     ==========     ==========    ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........   $   41,519      $   46,680     $   47,589     $   32,968     $   30,675    $   20,494
Expenses to average net assets,
  net of waivers from adviser(2) .........         1.58%*          1.59%          1.56%          2.00%          2.11%         1.98%
Net investment income (loss) to
  average net assets, net of
  waivers from adviser(2) ................        (1.37)%*        (0.77)%        (0.99)%        (1.16)%         0.02%         0.41%
Portfolio turnover rate ..................           44%             61%            45%            54%            84%           19%

----------
*   Annualized

# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended January 31, 2000 and the year ended July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees.


                                                                                   CLASS B
                                             -------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                             JANUARY 31,                         FOR THE YEARS ENDED JULY 31,
                                                2000         ---------------------------------------------------------------------
                                             (UNAUDITED)        1999           1998           1997          1996#          1995
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, beginning of period .....   $    10.36      $    12.78     $    13.00     $     9.98     $    11.15    $    10.22
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net investment income (loss) .............        (0.11)@         (0.29)         (0.22)         (0.23)         (0.09)@       (0.04)
Net realized and unrealized gains (losses)
  from investments .......................         0.44@          (1.02)          1.17           3.66           0.50@         1.49
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net increase (decrease) from
  investment operations ..................         0.33           (1.31)          0.95           3.43           0.41          1.45
                                             ----------      ----------     ----------     ----------     ----------    ----------
Distributions from net realized gains
  from investments .......................           --           (1.11)         (1.17)         (0.41)         (1.58)        (0.52)
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, end of period ...........   $    10.69      $    10.36     $    12.78     $    13.00     $     9.98    $    11.15
                                             ==========      ==========     ==========     ==========     ==========    ==========
Total investment return(1) ...............         3.19%          (9.79)%         7.60%         35.16%          3.90%        14.86%
                                             ==========      ==========     ==========     ==========     ==========    ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........   $   12,720      $   18,361     $   54,639     $   40,749     $   36,612    $   46,142
Expenses to average net assets,
  net of waivers from adviser(2) .........         2.42%*          2.43%          2.33%          2.75%          2.90%         2.74%
Net investment income (loss) to
  average net assets, net of
  waivers from adviser(2) ................        (2.21)%*        (1.62)%        (1.75)%        (1.91)%        (0.78)%       (0.35)%
Portfolio turnover rate ..................           44%             61%            45%            54%            84%           19%


                                                                                   CLASS C
                                             -------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                             JANUARY 31,                         FOR THE YEARS ENDED JULY 31,
                                                2000         ---------------------------------------------------------------------
                                             (UNAUDITED)        1999           1998           1997          1996#          1995
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, beginning of period .....   $    10.36      $    12.76     $    12.98     $     9.97     $    11.14    $    10.22
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net investment income (loss) .............        (0.11)@         (0.20)         (0.21)         (0.24)         (0.08)@       (0.05)
Net realized and unrealized gains (losses)
  from investments .......................         0.44@          (1.09)          1.16           3.66           0.49@         1.49
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net increase (decrease) from
  investment operations ..................         0.33           (1.29)          0.95           3.42           0.41          1.44
                                             ----------      ----------     ----------     ----------     ----------    ----------
Distributions from net realized gains
  from investments .......................           --           (1.11)         (1.17)         (0.41)         (1.58)        (0.52)
                                             ----------      ----------     ----------     ----------     ----------    ----------
Net asset value, end of period ...........   $    10.69      $    10.36     $    12.76     $    12.98     $     9.97    $    11.14
                                             ==========      ==========     ==========     ==========     ==========    ==========
Total investment return(1) ...............         3.19%          (9.63)%         7.61%         35.09%          3.90%        14.76%
                                             ==========      ==========     ==========     ==========     ==========    ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........   $   14,281      $   18,913     $   32,174     $   18,812     $   18,606    $   13,263
Expenses to average net assets,
  net of waivers from adviser(2) .........         2.39%*          2.39%          2.32%          2.77%          2.91%         2.73%
Net investment income (loss) to
  average net assets, net of
  waivers from adviser(2) ................        (2.18)%*        (1.59)%        (1.75)%        (1.93)%        (0.77)%       (0.34)%
Portfolio turnover rate ..................           44%             61%            45%            54%            84%           19%

----------
*   Annualized

# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended January 31, 2000 and the year ended July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees.
                                                                              19

PAINEWEBBER SMALL CAP FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                             CLASS Y
                                                               --------------------------------------------------------------------
                                                               FOR THE SIX
                                                               MONTHS ENDED                                              FOR THE
                                                                JANUARY 31,         FOR THE YEARS ENDED JULY 31,       PERIOD ENDED
                                                                   2000            -------------------------------       JULY 31,
                                                                (UNAUDITED)        1999         1998          1997         1996+
                                                                ----------         ----         ----          ----         -----
Net asset value, beginning of period .........................   $   11.07      $    13.42    $   13.46     $   10.21    $   10.23
                                                                 ---------      ----------    ---------     ---------    ---------
Net investment income (loss) .................................       (0.06)@         (0.07)       (0.07)        (0.11)        0.00@
Net realized and unrealized gains (losses)
  from investments ...........................................        0.47@          (1.17)        1.20          3.77        (0.02)@
                                                                 ---------      ----------    ---------     ---------    ---------
Net increase (decrease) from investment operations ...........        0.41           (1.24)        1.13          3.66        (0.02)
                                                                 ---------      ----------    ---------     ---------    ---------
Distributions from net realized gains from investments .......          --           (1.11)       (1.17)        (0.41)       --
                                                                 ---------      ----------    ---------     ---------    ---------
Net asset value, end of period ...............................   $   11.48      $    11.07    $   13.42     $   13.46    $   10.21
                                                                 =========      ==========    =========     =========    =========
Total investment return(1) ...................................        3.70%          (8.73)%       8.74%        36.65%       (0.20)%
                                                                 =========      ==========    =========     =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's) ............................   $   2,661      $    5,044    $   7,169     $   2,768    $   2,801
Expenses to average net assets, net of waivers
  from adviser(2).............................................        1.31%*          1.31%        1.39%         1.72%        1.72%*
Net investment income (loss) to average net assets, net of
  waivers from adviser(2) ....................................       (1.11)%*        (0.50)%      (0.83)%       (0.88)%       0.07%*
Portfolio turnover rate ......................................          44%             61%          45%           54%          84%


----------
*   Annualized.

+   For the period July 26, 1996 (commencement of offering shares) to July 31,
    1996.

@   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized

(2) During the six months ended January 31, 2000 and the year ended July 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waivers would be the same since the fee waivers represent less than 0.005%.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

PAINEWEBBER SMALL CAP FUND


TRUSTEES

E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN
                                George W. Gowen
Margo N. Alexander
                                Frederic V. Malek
Richard Q. Armstrong
                                Carl W. Schafer
Richard R. Burt
                                Brian M. Storms
Mary C. Farrell


OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld           Mark A. Tincher
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell             Donald R. Jones
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019







A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDING FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

==========
PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS                                      |
o   High Income Fund                            |
o   Investment Grade Income Fund                |
o   Low Duration U.S. Government Income Fund    |
o   Strategic Income Fund                       |
o   U.S. Government Income Fund                 |
                                                | P A I N E W E B B E R
TAX-FREE BOND FUNDS                             |
o   California Tax-Free Income Fund             |
o   Municipal High Income Fund                  |
o   National Tax-Free Income Fund               |
o   New York Tax-Free Income Fund               |
                                                |
STOCK FUNDS                                     |
o   Enhanced S&P 500 Fund                       |
o   Enhanced Nasdaq - 100 Fund                  |
o   Financial Services Growth Fund              | ============================
o   Growth Fund                                 | S M A L L
o   Growth and Income Fund                      |
o   Mid Cap Fund                                | C A P
o   Small Cap Fund                              |
o   S&P 500 Index Fund                          | F U N D
o   Strategy Fund                               |
o   Tax-Managed Equity Fund                     |
o   Utility Income Fund                         | S E M I A N N U A L
                                                |
ASSET ALLOCATION FUNDS                          | R E P O R T
o   Balanced Fund                               |
o   Tactical Allocation Fund                    |
                                                |
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o   Global Income Fund                          |
                                                |
PAINEWEBBER MONEY MARKET FUND                   |
                                                |
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             All Rights Reserved                |
                 Member SIPC                    |